Income taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Our subsidiaries are subject to taxation in a number of tax jurisdictions, principally Ireland and the United States.
The following table presents our income tax expense (benefit) by tax jurisdiction for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
Deferred tax (benefit) expense
Ireland	$(26,968)	$(31,387)	$154,134
United States	7,566	6,180	11,327
Other	2,076	(707)	14,974
	(17,326)	(25,914)	180,435
Deferred tax (benefit) expense related to the net change in valuation allowance
Ireland	3,128	1,882	2,358
United States	109	12,085	(18,425)
Other	8,184	(8,935)	(1,870)
	11,421	5,032	(17,937)
Current tax expense (benefit)
Ireland	160,866	—	—
United States	1,198	3,016	789
Other	6,378	635	4,427
	168,442	3,651	5,216
Income tax expense (benefit)	$162,537	$(17,231)	$167,714
The following table provides a reconciliation of the income tax expense (benefit) at the domestic statutory income tax rate in Ireland, where the Company is tax resident, to income tax expense (benefit) for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021		2020		2019
Income tax expense (benefit) at statutory income tax rate of 12.5%	$143,490		$(39,327)		$167,580

Permanent differences	14,133	(a)	22,486	(b)	(949)	(c)
Foreign rate differential	4,914		(390)		1,083
	19,047		22,096		134
Income tax expense (benefit)	$162,537		$(17,231)		$167,714

(a)The 2021 permanent differences included the following tax-effected amounts: non-deductible expenses of $19.1 million, non-taxable income of $18.9 million, a valuation allowance change in respect of U.S., Dutch and Irish tax losses of $6.5 million and other permanent differences of $7.4 million.
(b)The 2020 permanent differences included non-deductible goodwill impairment, non-deductible interest, non-deductible share-based compensation in Ireland, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.
(c)The 2019 permanent differences included non-deductible interest, non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.
The following tables present our foreign rate differential by tax jurisdiction for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31, 2021
	Pre-tax income (loss)	Local statutory tax rate	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,201,968	12.5%	—	$—
United States	42,253	21.0%	8.5%	3,592
Other	22,274	18.4%	5.9%	1,322
Taxable income adjusted for temporary differences	$1,266,495			$4,914
Permanent differences (c)	(118,578)
Income before income taxes and income of investments accounted for under the equity method	$1,147,917

	Year Ended December 31, 2020
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$(160,739)	12.5%	—	$—
United States	101,339	21.0%	8.5%	8,614
Other	(75,332)	24.5%	12.0%	(9,004)
Taxable loss	$(134,732)			$(390)
Permanent differences (d)	(179,886)
Loss before income taxes and income of investments accounted for under the equity method	$(314,618)

	Year Ended December 31, 2019
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,324,100	12.5%	—	$—
United States	(30,041)	21.0%	8.5%	(2,553)
Other	38,987	21.8%	9.3%	3,636
Taxable income	$1,333,046			$1,083
Permanent differences (e)	7,596
Income before income taxes and income of investments accounted for under the equity method	$1,340,642

(a)The local income tax expense for our significant tax jurisdictions (Ireland and the United States) does not differ from the actual income tax expense.
(b)The tax variance as a result of global activities is primarily caused by our operations in countries with a higher or lower statutory tax rate than the statutory tax rate in Ireland.
(c)The 2021 permanent differences included non-deductible expenses of $152.8 million, non-taxable income of $151.2 million and other permanent differences of $116.9 million.
(d)The 2020 permanent differences included non-deductible goodwill impairment, non-deductible interest, non-deductible share-based compensation in Ireland, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.
(e)The 2019 permanent differences included non-deductible interest, non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.
Income before income taxes and income of investments accounted for under the equity method for 2021 includes $1,084 million relating to Ireland.
The calculation of income for income tax purposes differs significantly from financial statement income. Deferred tax is provided to reflect the impact of temporary differences between the amounts of assets and liabilities for financial reporting purposes and such amounts as measured under tax law in the various jurisdictions. Operating loss carryforwards and accelerated tax depreciation on flight equipment held for operating leases give rise to the most significant temporary differences.
The following tables provide details regarding the principal components of our deferred tax liabilities and assets by jurisdiction as of December 31, 2021 and 2020:

	As of December 31, 2021
	Ireland	United States	Other	Total
Depreciation/Impairment	$(3,091,396)	$214,404	$(7,103)	$(2,884,095)
Intangibles	(390,846)	(7,092)	—	(397,938)
Accrued maintenance liability	(20,286)	292	—	(19,994)
Obligations under capital leases and debt obligations	(2,079)	(178,299)	—	(180,378)
Associated companies	—	(10,507)	—	(10,507)
Deferred losses on sale of assets	—	17,079	—	17,079
Valuation allowance	(10,664)	(112,177)	(29,236)	(152,077)
Operating loss and tax credit carryforwards	1,726,510	87,199	27,314	1,841,023
Other	(185,787)	9,863	(848)	(176,772)
Net deferred tax (liabilities) assets	$(1,974,548)	$20,762	$(9,873)	$(1,963,659)

	As of December 31, 2020
	Ireland	United States	Other	Total
Depreciation/Impairment	$(2,154,075)	$(14,014)	$11,070	$(2,157,019)
Intangibles	(3,560)	(3,986)	—	(7,546)
Accrued maintenance liability	(1,985)	410	—	(1,575)
Obligations under capital leases and debt obligations	(3,343)	—	—	(3,343)
Associated companies	—	(7,836)	—	(7,836)
Deferred losses on sale of assets	—	20,534	—	20,534
Valuation allowance	(7,536)	(50,805)	(21,052)	(79,393)
Operating loss and tax credit carryforwards	1,410,570	67,697	28,411	1,506,678
Other	(52,443)	1,002	(958)	(52,399)
Net deferred tax (liabilities) assets	$(812,372)	$13,002	$17,471	$(781,899)
The net deferred tax liabilities as of December 31, 2021 of $1,963.7 million were recognized in our Consolidated Balance Sheet as deferred tax assets of $121.6 million (consisting of gross deferred tax assets of $273.7 million less valuation allowances of $152.1 million) and as deferred tax liabilities of $2,085.2 million.
The net deferred tax liabilities as of December 31, 2020 of $781.9 million were recognized in our Consolidated Balance Sheet as deferred tax assets of $131.5 million and as deferred tax liabilities of $913.4 million.
The following table presents the movements in the valuation allowance for deferred tax assets during the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Valuation allowance at beginning of period	$79,393	$74,361
GECAS Transaction	61,263	—
(Decrease) Increase of allowance included in income tax expense	11,421	5,032
Valuation allowance at end of period	$152,077	$79,393
As of December 31, 2021 and 2020, we had $37.5 million and $30.7 million, respectively, of unrecognized tax benefits. Substantially all of the unrecognized tax benefits as of December 31, 2021, if recognized, would affect our effective tax rate. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next 12 months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.
Our major tax jurisdictions are Ireland and the United States. Our tax returns are open for examination in Ireland from 2016 forward and in the United States from 2014 forward.
Global Tax Reform
On October 8, 2021, 136 countries, including Ireland, approved a statement, known as the OECD BEPS Inclusive Framework (“IF”), providing a framework for BEPS 2.0, which builds upon the Blueprints and a prior iteration of the IF signed by 130 countries on July 1, 2021. The revised Pillar Two Blueprint includes a global minimum effective tax rate of 15% for groups with a global turnover in excess of €750 million, subject to certain exclusions. The OECD published detailed rules to assist in the implementation of the Pillar 2 rules on December 20, 2021. These detailed rules should allow some countries to introduce the Pillar 2 rules into domestic legislation during the course of 2022 (to be effective 2023 at the earliest). As noted above, the EU intends to implement the Pillar 2 measures by way of a Directive. It is this Directive which, if it enters into force, will ultimately be transposed into Irish domestic legislation. On December 22, 2021, the European Commission published a proposed EU directive to incorporate the Pillar 2 tax rules into EU law. Further publications in relation to this are expected from the OECD and the EU in the coming months. Although it is difficult to determine the degree to which these changes may result in an increase in our effective tax rate and cash tax liabilities in future periods, these developments make it more likely that this initiative will have an adverse impact on our effective tax rate and cash tax liabilities in future periods.
Ireland
Since 2006, the enacted Irish corporate income tax rate has been 12.5%. Some of our Irish tax-resident operating subsidiaries have significant operating loss carryforwards as of December 31, 2021, which give rise to deferred tax assets. The availability of these operating loss carryforwards of $13.8 billion does not expire with time. In addition, the vast majority of all of our Irish tax-resident subsidiaries are entitled to accelerated aircraft depreciation for income tax purposes and shelter net taxable income with the surrender of losses on a current year basis within the Irish tax group. Based on projected taxable profits in our Irish subsidiaries, we expect to recover the majority of the value of our Irish tax assets and have not recognized a valuation allowance against such assets, with the exception of $10.7 million, as of December 31, 2021. There are also $7.7 million of tax credit carryforwards available in Ireland. A valuation allowance has been recognized in full against these tax credit carryforwards.
United States
Our U.S. subsidiaries are assessable to federal and state U.S. taxes. During 2021, subsequent to the GECAS Transaction, we had one significant group of U.S. companies that file a consolidated return. The blended federal and state tax rate applicable to our combined U.S. group was 21.3% for the year ended December 31, 2021. Our U.S. federal net operating losses generated for tax years beginning before December 31, 2017 of $310.7 million expire between 2028 and 2038. The U.S. federal net operating losses generated in tax years beginning after December 31, 2017 of $90.9 million have an unlimited carryforward period.